Minimum cash and minimum capital (Tables)	12 Months Ended
Dec. 31, 2023
Minimum Cash And Minimum Capital [Abstract]
Table of Minimum Cash

Accounts	December 31, 2023	December 31, 2022
Balances at the BCRA
BCRA – current account - not restricted	358,900,596	502,282,567
BCRA – special guarantee accounts – restricted	96,926,260	43,180,603

S UBTOTAL	455,826,856	545,463,170

Argentine Treasury Bonds in pesos, 0.7% Baldar Private rate. Maturity 11-23-2027	14,771,877	37,662,724
Argentine Treasury Bonds in pesos. Maturity 05-23-2027	32,406,871	100,997,240
Argentine Treasury Bonds in pesos. Maturity 08-23-2025	49,502,692	—
Treasury Bonds adjusted by 4.25% CER in pesos . Maturit y 12-13-2024	218,925,057	—
Treasury Bonds adjusted by 4% CER in pesos . Matur ity 10-14-2024	189,705,541	—
Treasury Bonds adjusted by 4.25% CER in pesos . Maturity 02-14-2025	56,074,420	—
Argentine Treasury Bond in dual currency. Maturity 06-30-2024	216,222,852	—
Others	791,192	57,721,176
Liquidity Bills – BCRA	60,435,133	1,505,491,903

S UBTOTAL	838,835,635	1,701,873,043
TOTAL	1,294,662,491	2,247,336,213

Table of Minimum Capital

Minimum capital requirements	December 31, 2023	December 31, 2022
Credit risk	222,092,365	219,153,734
Operational risk	90,508,105	88,131,816
Market risk	6,537,813	4,611,870
Incremental requirement (1)	17,505,613	—
Total capital	1,140,647,877	958,835,096

Excess capital	804,003,981	646,937,676

(1)
The increase observed in the minimum capital requirement for credit risk originates from the failure to comply with the maximum limit established by the BCRA for financing the non-financial
public sector for 15 days in the month of December 2023, As established by the regulations, this non-compliance
causes the increase in the minimum capital requirement for credit risk for an amount equivalent to 100% of the excess the relationship, starting from the month in which the breaches are recorded and as long as they remain, In the case of credit relationships, the calculation of the set aside will be carried out on the basis of the monthly average of the daily excesses, As of the date of issuance of these
Consolidated
Financial Statements, the aforementioned situation was regularized
.